Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets:
Total assets due from related party, current		$ 1,875
Total assets due from related party, non-current	$ 1,350	1,350
Liabilities included in Due to related party:
Total liabilities due to related party, current	546
Working capital advances granted to the Manager
Assets:
Total assets due from related party, current		1,685
Other Partnership expenses due from Manager
Assets:
Total assets due from related party, current		190
Liabilities included in Due to related party:
Total liabilities due to related party, current		190
Security deposits to Manager
Assets:
Total assets due from related party, non-current	1,350	$ 1,350
Working capital advances due to the Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current	516
Administrative service charges due to Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current	$ 30